Cover	Jan. 29, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 25, 2025
Entity Registrant Name	LGAM Private Credit LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	814-01674
Entity Tax Identification Number	93-4633111
Entity Address, Address Line One	1585 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	761-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001983514
Amendment Flag	false
No Trading Symbol Flag	true